Segment and geographical information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment and geographical information	Segment and geographical information
The segmentation of manufacturing operations into lumber, NA EWP, pulp and paper and Europe EWP is based on a number of factors, including similarities in products, production processes and economic characteristics. The EWP segments have been separated due to differences in the operating region, customer base, profit margins and sales volumes. Transactions between segments are at market prices and on standard business terms. The segments follow the accounting policies described in these consolidated financial statement notes, where applicable.

Year ended December 31, 2025	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Sales
To external customers	$2,523	$2,131	$315	$493	$—	$5,462
To other segments	39	9	10	—	(58)	—
	$2,561	2,140	325	493	(58)	5,462
Cost of products sold	(1,977)	(1,581)	(270)	(414)	58	(4,184)
Freight and other distribution costs	(371)	(304)	(45)	(44)	—	(766)
Export duties, net, and tariffs	(175)	(1)	—	—	—	(177)
Amortization	(193)	(290)	(15)	(42)	(5)	(544)
Selling, general and administration	(137)	(101)	(11)	(30)	(1)	(280)
Equity-based compensation	—	—	—	—	14	14
Restructuring and impairment charges	(473)	(239)	—	—	—	(712)
Operating earnings (loss)	$(766)	$(376)	$(16)	$(37)	$9	$(1,187)

Total assets	3,234	3,431	184	532	238	$7,620
Total liabilities	668	450	85	151	416	$1,771
Capital expenditures	210	163	14	20	4	$411

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2024
Sales
To external customers	$2,550	$2,794	$378	$453	$—	$6,175
To other segments	42	9	11	—	(62)	—
	$2,592	$2,803	$389	$453	$(63)	$6,174
Cost of products sold	(2,080)	(1,634)	(309)	(375)	64	(4,333)
Freight and other distribution costs	(382)	(326)	(65)	(42)	—	(815)
Export duties, net, and tariffs	(72)	—	—	—	—	(72)
Amortization	(192)	(284)	(14)	(48)	(11)	(549)
Selling, general and administration	(142)	(99)	(11)	(29)	(1)	(282)
Equity-based compensation	—	—	—	—	(14)	(14)
Restructuring and impairment charges	(28)	(1)	(3)	(70)	(1)	(102)
Operating earnings (loss)	$(303)	$459	$(13)	$(110)	$(26)	$7

Total assets	3,641	3,943	187	561	429	$8,760
Total liabilities	635	572	89	136	375	$1,807
Capital expenditures	312	140	15	19	1	$487
The geographic distribution of non-current assets and external sales based on the location of product delivery is as follows:

	Non-current assets		Sales by geographic area
	2025	2024	2025	2024
United States	$2,317	$2,748	$3,568	$4,150
Canada	3,544	3,817	1,095	1,210
U.K and Europe	372	358	495	458
Asia	—	—	302	351
Other	—	—	1	5
	$6,233	$6,924	$5,462	$6,174